CONSOLIDATED INCOME STATEMENT - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
ifrs Statement [Line Items]
Interest and similar income	£ 8,399	£ 8,317	£ 8,032
Interest and similar expense	(3,760)	(928)	(2,025)
Net interest income	4,639	7,389	6,007
Fee and commission income	1,428	1,476	1,372
Fee and commission expense	(694)	(712)	(674)
Net fee and commission income	734	764	698
Net trading income	11,789	(5,398)	1,522
Insurance premium income	4,431	4,374	4,815
Other operating income	1,547	682	1,238
Other income	18,501	422	8,273
Total income	23,140	7,811	14,280
Insurance claims	(14,009)		(4,709)
Insurance claims		1,244
Total income, net of insurance claims	9,131	9,055	9,571
Regulatory provisions	(793)	(543)	(807)
Other operating expenses	(4,862)	(5,188)	(5,191)
Total operating expenses	(5,655)	(5,731)	(5,998)
Impairment	(579)	(481)	(456)
Profit before tax	2,897	2,843	3,117
Tax expense	(672)	(654)	(800)
Profit for the period	2,225	2,189	2,317
Profit attributable to ordinary shareholders	1,942	1,900	2,075
Profit attributable to other equity holders	251	228	205
Profit attributable to equity holders	2,193	2,128	2,280
Profit attributable to non-controlling interests	£ 32	£ 61	£ 37
Basic earnings per share (in Pounds per share)	£ 0.027	£ 0.026	£ 0.029
Diluted earnings per share (in Pounds per share)	£ 0.027	£ 0.026	£ 0.029
Continuing operations
ifrs Statement [Line Items]
Net interest income	£ 4,639	£ 7,389	£ 6,007
Total operating expenses	(5,655)	(5,731)	(5,998)
Trading surplus	3,476	3,324	3,573
Profit before tax	£ 2,897	£ 2,843	£ 3,117